FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Commodity Price Risk (Details) - Commodity Price Risk [Member]	12 Months Ended
Jun. 30, 2019 t Contract
Commodity Price Risk [Abstract]
Number of long-term, fixed-price coal supply agreements | Contract	2
Coal to be sold under fixed price contract | t	5,400,000